Employment costs	12 Months Ended
Dec. 31, 2017
Disclosure Of Employee Cost Explanatory [Abstract]
Disclosure Of Employee Cost Explanatory

5 Employment costs

		2017	2016	2015
	Note	US$m	US$m	US$m
Total employment costs
– Wages and salaries		4,129	4,235	4,670
– Social security costs		337	429	430
– Net post-retirement charge	44	500	522	439
– Share option charge	43	91	116	128
		5,057	5,302	5,667
Less: charged within provisions (a)	26	(292)	(421)	(221)
Employment costs	4	4,765	4,881	5,446

(a)

Amounts included above in respect of provisions for pensions, post-retirement healthcare, long service leave and other employee entitlements which are included in ‘Provisions (including exchange differences on provisions)’ in note 4.